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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                      Jacksonville, Florida   May 15, 2007
--------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:   $199,037
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
                                     TITLE                   VALUE       SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
             NAME OF ISSUER         OF CLASS     CUSIP      (X1000)      PRN AMT   PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED   NONE
JC PENNY CORP., INC                  COMMON   708160-10-6    12,940     157,500    SH         DEFINED            x
HALLIBURTON CO.                      COMMON   406216-10-1    10,807     340,500    SH         DEFINED            x
SEASPAN CORP.                        COMMON   Y75638-10-9     9,007     336,200    SH         DEFINED            x
UNDER ARMOUR INC.                    COMMON   904311-10-7     8,439     164,500    SH         DEFINED            x
CITIGROUP INC.                       COMMON   172967-10-1     7,701     150,000    SH         DEFINED            x
CATERPILLAR INC DEL                  COMMON   149123-10-1     7,641     114,000    SH         DEFINED            x
NTN BUZZTIME INC.                    COMMON   629410-30-9     7,641   6,644,611    SH         DEFINED            x
JOHNSON & JOHNSON                    COMMON   478160-10-4     7,533     125,000    SH         DEFINED            x
NEWMONT MINING CORP                  COMMON   651639-10-6     7,348     175,000    SH         DEFINED            x
COLEY PHARMACEUTICAL GROUP INC.      COMMON   19388P-10-6     7,244     756,142    SH         DEFINED            x
WRIGLEY WM JR CO                     COMMON   982526-10-5     7,140     140,200    SH         DEFINED            x
VALERO ENERGY CORP.                  COMMON   91913Y-10-0     6,449     100,000    SH         DEFINED            x
MERRILL LYNCH & CO INC               COMMON   590188-10-8     6,125      75,000    SH         DEFINED            x
ABRAXAS PATROLEUM CORP.              COMMON   003830-10-6     6,119   1,882,800    SH         DEFINED            x
WAL-MART STORES INC                  COMMON   931142-10-3     5,869     125,000    SH         DEFINED            x
SANDISK CORP.                        COMMON   80004C-10-1     5,475     125,000    SH         DEFINED            x
LEHMAN BROS HLDGS INC                COMMON   524908-10-0     5,255      75,000    SH         DEFINED            x
TRAVELERS CO.                        COMMON   89417E-10-9     5,177     100,000    SH         DEFINED            x
YAHOO INC.                           COMMON   984332-10-6     5,003     159,900    SH         DEFINED            x
BHP BILLITON LTD.                    COMMON   088606-10-8     4,845     100,000    SH         DEFINED            x
GLACIER BANCORP INC.                 COMMON   37637Q-10-5     4,379     182,135    SH         DEFINED            x
APPLE COMPUTER INC                   COMMON   037833-10-0     4,181      45,000    SH         DEFINED            x
BROADCOM CORP CL A                   COMMON   111320-10-7     4,009     125,000    SH         DEFINED            x
CSX CORP                             COMMON   126408-10-3     4,005     100,000    SH         DEFINED            x
INTEL CORP                           COMMON   458140-10-0     3,826     200,000    SH         DEFINED            x
AMR CORP                             COMMON   001765-10-6     3,806     125,000    SH         DEFINED            x
CONTINENTAL AIRLINES INC.            COMMON   210795-30-8     3,639     100,000    SH         DEFINED            x
MGM MIRAGE                           COMMON   552953-10-1     3,476      50,000    SH         DEFINED            x
TELECOM CORP. OF NEW ZEALAND LTD.    COMMON   879278-20-8     3,182     117,000    SH         DEFINED            x
DISNEY (WALT) CO.                    COMMON   254687-10-6     3,013      87,500    SH         DEFINED            x
NABORS INDUSTRIES LTD (BERMUDA)      COMMON   G6359F-10-3     2,967     100,000    SH         DEFINED            x
SARA LEE CORP.                       COMMON   803111-10-3     2,501     147,800    SH         DEFINED            x
BEA SYSTEMS INC.                     COMMON   073325-10-2     2,318     200,000    SH         DEFINED            x
ALCOA INC                            COMMON   013817-10-1     2,292      67,600    SH         DEFINED            x
MICRON TECHNOLOGY INC                COMMON   595112-10-3     1,812     150,000    SH         DEFINED            x
NEW YORK COMMUNITY BANCORP INC.      COMMON   649445-10-3     1,759     100,000    SH         DEFINED            x
DOCUMENT SECURITY SYSTMES INC.       COMMON   25614T-10-1     1,296     119,700    SH         DEFINED            x
VERIZON COMMUNICATIONS               COMMON   92343V-10-4     1,081      28,500    SH         DEFINED            x
COEUR D 'ALENE MINES CORP IDAHO      COMMON   192108-10-8     1,028     250,000    SH         DEFINED            x
NORTHGATE MINERALS CORP.             COMMON   666416-10-2       694     200,000    SH         DEFINED            x
UNIVERSAL CORP VA                    COMMON   913456-10-9        12         200    SH         DEFINED            x
Landamerica Finl Group, Inc.         COMMON   514936-10-3         3          37    SH         DEFINED            x
COMCAST CORP NEW                     COMMON   20030N-10-1         0           1    SH         DEFINED            x

                                                            199,037  14,341,826
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